UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 30, 2004

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,135       76,911 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      564       19,256 SH                 1,265   0     0
American InternationaCOM             026874 10 7    2,942       41,278 SH                16,300   0     0
Amgen Inc.           COM	       031162 10 0      814       14,915 SH                 1,400   0     0
Anheuser Busch       COM             035229 10 3    4,685       86,754 SH                24,600   0     0
Atrix Labs Inc       COM             04962L 10 1      343       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,829       67,541 SH                25,300   0     0
Bank of America Corp COM             060505 10 4      229        2,709 SH                     0   0     0
Baxter International COM             071813 10 9    3,244       94,002 SH                31,300   0     0
Becton Dickinson & CoCOM             075887 10 9    3,151	    60,827 SH                12,000   0     0
Bell South           COM             079860 10 2    1,544       58,881 SH                27,500   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,421          481 SH                   285   0     0
Boeing               COM             097023 10 5    2,175       42,579 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,242       79,183 SH                23,378   0     0
Bristol Myers Squibb COM             110122 10 8    2,151       87,782 SH                27,600   0     0
Cadbury Schweppes PLCADR             127209 30 2    3,097       88,292 SH                27,700   0     0
Cardinal Health Inc. COM             14149y 10 8    2,166       30,916 SH                13,500   0     0
ChevronTexaco        COM             166764 10 0    2,697       28,662 SH                 9,816   0     0
Cisco Systems        COM             17275R 10 2    2,802      118,218 SH                29,850   0     0
Citigroup            COM             172967 10 1      754       16,218 SH                12,250   0     0
Coca Cola Company    COM             191216 10 0    2,575       51,009 SH                20,800   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,391       50,398 SH                18,500   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,111       39,549 SH                10,086   0     0
ConocoPhillips       COM             20825C 10 4    1,692       22,180 SH                10,400   0     0
Corning Inc          COM             219350 10 5      654       50,109 SH                   550   0     0
Costco Companies Inc.COM             22160Q 10 2    2,798       67,944 SH                22,500   0     0
Disney               COM             254687 10 6    1,980       77,674 SH                29,410   0     0
Dow Jones            COM             260561 10 5    1,176       26,088 SH                13,200   0     0
DuPont               COM             263534 10 9      698       15,707 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      963       84,450 SH                56,500   0     0
Eli Lilly            COM             532457 10 8    4,532       64,833 SH                13,450   0     0
Emerson Electric     COM             291011 10 4    1,378       21,680 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,696       60,716 SH                23,442   0     0
First Data Corp	   COM             319963 10 4      749       16,825 SH                     0   0     0
Gannett              COM             364730 10 1    3,387       39,917 SH                 6,400   0     0
General Electric     COM             369604 10 3    3,665      113,104 SH                40,300   0     0
General Mills	   COM             370334 10 4    1,755       36,925 SH                14,800   0     0
Golden West FinancialCOM             381317 10 6      574        5,400 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,187      151,034 SH                44,750   0     0
Home Depot Inc.      COM             437076 10 2    2,152       61,127 SH                22,500   0     0
Hospira              COM             441060 10 0      208        7,549 SH                 2,000   0     0
Hubbell Inc Class A  CL  A           443510 10 2      633       14,500 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      468       10,027 SH                   420   0     0
Hutton Tele Trust                    447900 10 1       75       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    5,431      196,781 SH                28,000   0     0
Intl Business MachineCOM             459200 10 1    5,968       67,699 SH                13,400   0     0
Jacobson Stores      COM             469834 10 5        1       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,536       99,383 SH                30,909   0     0
Kroger Company       COM             501044 10 1      706       38,818 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      881       18,350 SH                     0   0     0
Liberty Media Gr     COM             530718 10 5    1,389      154,487 SH                61,000   0     0
Liberty Media Int'l. COM             530719 10 3      286        7,710 SH                 3,050   0     0
Lucent Technologies  COM             549463 10 7      108       28,642 SH                   965   0     0
Masco Corp           COM             574599 10 6    3,171      101,713 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    3,272       96,224 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      733       10,450 SH                     0   0     0
Merck                COM             589331 10 7    1,995       41,993 SH                21,140   0     0
Microsoft Corp.      COM             594918 10 4    3,071      107,543 SH                34,600   0     0
Minnesota Mining     COM             604059 10 5    1,835       20,390 SH                 8,000   0     0
Motorola             COM             620076 10 9    2,586      141,716 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    3,248       72,646 SH                19,000   0     0
Oracle Corp          COM             68389X 10 5      875       73,348 SH                55,000   0     0
Pepsico Inc          COM             713448 10 8    5,950      110,422 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   10,017      292,197 SH                62,600   0     0
Procter & Gamble     COM             742718 10 9    3,470       63,736 SH                11,600   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4    1,087       21,040 SH                14,600   0     0
S B C Communications COM             78387G 10 3    2,559      105,546 SH                34,000   0     0
Schlumberger         COM             806857 10 8    2,949       46,440 SH                14,400   0     0
Servicemaster        COM             81760N 10 9      223       18,095 SH                     0   0     0
Snap On Tools        COM             833034 10 1      982       29,272 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,683       86,725 SH                21,100   0     0
Time Warner Inc.     COM             887317 10 5    1,279       72,746 SH                14,050   0     0
Tribune Co           COM             896047 10 7    2,389       52,469 SH                17,100   0     0
Tribune / AOL        PFD CV 2%       896047 30 5    1,406       17,210 SH                10,000   0     0
U S T Inc            COM             902911 10 6      600       16,675 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,605       27,005 SH                11,550   0     0
United Parcel ServiceCOM		 911312 10 6    2,384       31,720 SH 		      5,675   0     0
Unocal               COM             915289 10 2      297        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,156       87,215 SH                27,204   0     0
Viacom Inc.          COM NON VTG B   925524 30 8      839       23,492 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,238      101,265 SH                19,750   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,422       26,950 SH                 1,300   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,540       44,391 SH                 7,900   0     0
Wyeth                COM		 983024 10 0    3,555  	    98,310 SH  	 	     26,400   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      567      400,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      808      845,000 PRN                  250   0     0